SCHEDULE OF RECONCILIATION OF DEFERRED REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Contract Liabilities
Contract liabilities, beginning balance	$ 5,820,450	[1]	$ 2,561,912
Addition	2,243,992		5,608,479
Revenue earned	(5,314,305)		(2,349,941)
Contract liabilities, ending balance	$ 2,750,137		$ 5,820,450	[1]

[1]	Restatement details in Note 2